FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 12 – FAIR VALUE MEASUREMENT

     The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. Fair value measurement must maximize the use of observable inputs and minimize the use of unobservable inputs. In estimating fair value, the Company utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. FASB ASC Topic 820, “Fair Value Measurements and Disclosures” establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

  Level 1 Inputs - Unadjusted quoted prices in active markets for identical assets or liabilities.
  Level 2 Inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, market consensus, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.
  Level 3 Inputs - Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

     Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Company’s monthly and/or quarterly valuation process.

Recurring Measurements

     The following table summarizes financial assets measured at fair value on a recurring basis by the level within the fair value hierarchy utilized to measure fair value:

	Recurring fair value measurements at
	December 31, 2015
	Total carrying value	Level 1	Level 2	Level 3
	(dollars in thousands)
Assets
Available-for-sale investment securities:
U.S. government sponsored agencies	$131,057	$-	$131,057		$-
U.S. government sponsored agency
mortgage backed securities	167,067	-	167,067		-
State and political subdivision	73,319	-	73,319		-
Corporate bonds	23,576	-	23,576		-
Total assets at fair value	$395,019	$-	$395,019		$-
	Recurring fair value measurements at
	December 31, 2014
	Total carrying value	Level 1	Level 2	Level 3
	(dollars in thousands)
Assets
Available-for-sale investment securities:
U.S. government sponsored agencies	$159,254	$-	$159,254		$-
U.S. government sponsored agency		-			-
mortgage backed securities	167,970	-	167,970		-
State and political subdivision	52,882	-	52,882		-
Corporate bonds	17,780	-	17,780		-
Total assets at fair value	$397,886	$-	$397,886		$-

     The following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the year ended December 31, 2015.

Available-for-Sale Securities

     Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, the Company obtains fair value measurements from an independent pricing service, such as Interactive Data, which utilizes pricing models to determine fair value measurement. The Company reviews the pricing quarterly to verify the reasonableness of the pricing. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other factors. U.S. government agencies, state and political subdivisions, U.S. government sponsored agency mortgage-backed securities and corporate bonds are classified as Level 2 inputs.

Nonrecurring Measurements

     The following table summarizes financial assets measured at fair value on a nonrecurring basis as of December 31, 2015 and December 31, 2014, by the level within the fair value hierarchy utilized to measure fair value:

December 31, 2015	Level 1	Level 2	Level 3	Total
	(dollars in thousands)
Impaired loans (collateral-dependent)	$-	$-	$672	$672

December 31, 2014	Level 1	Level 2	Level 3	Total
	(dollars in thousands)
Impaired loans (collateral-dependent)	$-	$-	$1,184	$1,184

Impaired Loans (Collateral-Dependent)

     The estimated fair value of collateral-dependent impaired loans is based on the appraised fair value of the collateral, less estimated cost to sell. Collateral-dependent impaired loans are classified within Level 3 of the fair value hierarchy.

     The Company considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect the fair value. Appraisals of the collateral underlying collateral-dependent loans are obtained when the loan is determined to be collateral-dependent and subsequently as deemed necessary by the Chief Credit Officer. Appraisals are reviewed for accuracy and consistency by the Chief Credit Officer. Appraisers are selected from the list of approved appraisers maintained by management. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell if repayment or satisfaction of the loan is dependent on the sale of the collateral. These discounts and estimates are developed by the Chief Credit Officer by comparison to historical results. Fair value adjustments were approximately $178,000 at December 31, 2015 and $287,000 at December 31, 2014.

     Loans considered impaired under ASC 310-35, “Impairment of a Loan,” are loans for which, based on current information and events, it is probable that the creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are subject to nonrecurring fair value adjustments to reflect (1) subsequent partial write-downs that are based on the observable market price or current appraised value of the collateral or (2) the full charge-off of the loan carrying value.

Other Real Estate Owned

     Other real estate owned (“OREO”) is initially recorded at fair value at the time of acquisition, as determined by independent appraisal or evaluation by the Company, less costs to sell when the real estate is acquired in settlement of loans. Quarterly evaluations of OREO are performed to determine if there have been any subsequent decline in the value of OREO properties. OREO is classified within Level 3 of the fair value hierarchy. OREO assets are subject to nonrecurring fair value adjustments to reflect subsequent partial write-downs that are based on the observable market price or current appraised value of the collateral less selling costs. Fair value adjustments were approximately $12,000 in the aggregate at December 31, 2015. There were no fair value adjustments at December 31, 2014.

     Appraisals of OREO are obtained when the real estate is acquired and subsequently as deemed necessary by the Chief Credit Officer. Appraisals are required annually and reviewed for accuracy and consistency by the Chief Credit Officer. The appraised values are reduced by discounts to consider lack of marketability and estimated costs to sell. Appraisers are selected from the list of approved appraisers maintained by management.

 Unobservable (Level 3) Inputs

     The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements:

Quantitative information about Level 3 fair value measurements
Range
		Valuation	Unobservable	(weighted
December 31, 2015	Fair value	technique(s)	input	average)
(dollars in thousands)
Market
		comparable	Marketability	25.0% - 46.0%
Impaired loans (collateral-dependent)	$672	properties	discount	(41.0%)

Quantitative Information about Level 3 fair value measurements
Range
		Valuation	Unobservable	(weighted
December 31, 2014	Fair value	technique(s)	input	average)
(dollars in thousands)
Market
		comparable	Marketability	5.0% - 10.0%
Impaired loans (collateral-dependent)	$1,184	properties	discount	(7%)

     ASC Topic 825, “Financial Instruments,” requires disclosure of the fair value of financial assets and liabilities, including those financial assets and liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and due from banks – The carrying amount approximates fair value.

Interest bearing deposits in other banks – The carrying amount approximates fair value.

Federal funds sold – The carrying amount approximates fair value.

Securities held-to-maturity – Fair values are based on quoted market prices, if available. If a quoted price is not available, fair value is estimated using quoted prices for similar securities. The fair value estimate is provided to management from a third party using modeling assumptions specific to each type of security that are reviewed and approved by management. Quarterly sampling of fair values provided by additional third parties supplement the fair value review process.

Loans held for sale – The fair value is predetermined at origination based on sale price.

Loans (net of the allowance for loan losses) – The fair value of fixed rate loans and variable rate mortgage loans is estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. For other variable rate loans, the carrying amount approximates fair value.

Federal Home Loan Bank stock – The carrying value of FHLB stock approximates fair value based on the redemption provisions of the FHLB.

Federal Reserve Bank stock – The carrying value of Federal Reserve Bank stock approximates fair value based on the redemption provisions of the Federal Reserve Bank.

Accrued interest receivable – The carrying amount approximates fair value.

Deposits – The fair value of fixed maturity time deposits is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities. For deposits including demand deposits, savings accounts, NOW accounts, and certain money market accounts, the carrying value approximates fair value.

Repurchase agreements – The fair value is estimated by discounting future cash flows using current rates.

Accrued interest payable – The carrying amount approximates fair value.

Commitments to extend credit and letters of credit – The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date. The fair values of these commitments are not material.

 The following tables present estimated fair values of the Company’s financial instruments indicate the levels within the fair value hierarchy of the valuation techniques:

Fair value measurements at December 31, 2015 using

		Quoted prices	Significant
		in active	other
		markets for	observable	Significant
	Carrying	identical assets	inputs	unobservable
	amount	(Level 1)	(Level 2)	inputs (Level 3)
	(dollars in thousands)
Financial assets
Cash and due from banks	$19,453	$19,453	$-	$-
Interest-bearing deposits in other banks	18,299	18,299	-	-
Federal funds sold	24,476	24,476	-	-
Federal Home Loan Bank and Federal Reserve Bank
stock	3,879	-	3,879	-
Securities available-for-sale	395,019	-	395,019	-
Securities held-to-maturity	4,059	-	4,089	-
Loans, net	722,632	-	-	718,956
Accrued interest receivable	4,540	-	4,540	-
Financial liabilities
Non-interest bearing deposits	239,226	239,226	-	-
Interest bearing deposits	864,575	-	864,036	-
Repurchase agreements	24,177	-	24,177	-
Accrued interest payable	503	-	503	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-	-

Fair value measurements at December 31, 2014 using
		Quoted prices	Significant
		in active	other
		markets for	observable	Significant
	Carrying	identical assets	inputs	unobservable
	amount	(Level 1)	(Level 2)	inputs (Level 3)
	(dollars in thousands)
Financial assets
Cash and due from banks	$18,511	$18,511	$-		$-
Interest-bearing deposits in other banks	10,086	10,086	-		-
Federal funds sold	1,700	1,700	-		-
Federal Home Loan Bank and Federal Reserve Bank
stock	3,879	-	3,879		-
Securities available-for-sale	397,886	-	397,886		-
Securities held-to-maturity	21,985	-	22,263		-
Loans held for sale	354	354	-		-
Loans, net	644,118	-	-	650,770
Accrued interest receivable	4,337	-	4,337		-
Financial liabilities
Non-interest bearing deposits	204,358	204,358	-		-
Interest bearing deposits	815,597	-	816,022		-
Repurchase agreements	22,834	-	22,834		-
Accrued interest payable	613	-	613		-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-		-